Directors' Remuneration	12 Months Ended
Dec. 31, 2018
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Directors' Remuneration
10	DIRECTORS’ REMUNERATION

Directors’ remuneration during 2018 is as follows:

	Directors’ fees ’000	Salaries, allowances and bonuses ’000	Contributions relating to social insurance, housing fund and retirement scheme ’000	2018 Total ’000

Executive directors (Expressed in RMB)

YANG Jie[1]	—	—	—	—
SHANG Bing[2]	—	867	134	1,001
LI Yue (Chief Executive Officer)	—	1,000	163	1,163
SHA Yuejia[3]	—	745	104	849
DONG Xin[4]	—	890	157	1,047

	—	3,502	558	4,060

Independent non-executive directors (Expressed in Hong Kong dollar)

WONG Kwong Shing, Frank*	177	—	—	177
CHENG Mo Chi, Moses	460	—	—	460
CHOW Man Yiu, Paul	455	—	—	455
YIU Kin Wah, Stephen**	417	—	—	417
YANG Qiang***	—	—	—	—

	1,509	—	—	1,509

Directors’ remuneration during 2017 is as follows:

	Directors’ fees ’000	Salaries, allowances and bonuses ’000	Contributions relating to social insurance, housing fund and retirement scheme ’000	2017 Total ’000

Executive directors (Expressed in RMB)

SHANG Bing[2]	—	781	123	904
LI Yue (Chief Executive Officer)	—	781	151	932
LIU Aili[5]	—	592	110	702
SHA Yuejia[3]	—	702	148	850
DONG Xin[4]	—	695	145	840

	—	3,551	677	4,228

Independent non-executive directors (Expressed in Hong Kong dollar)

WONG Kwong Shing, Frank*	470	—	—	470
CHENG Mo Chi, Moses	460	—	—	460
CHOW Man Yiu, Paul	455	—	—	455
YIU Kin Wah, Stephen**	255	—	—	255

	1,640	—	—	1,640

Directors’ remuneration during 2016 is as follows:

	Directors’ fees ’000	Salaries, allowances and bonuses ’000	Contributions relating to social insurance, housing fund and retirement scheme ’000	2016 Total ’000

Executive directors (Expressed in RMB)

SHANG Bing[2]	—	498	122	620
LI Yue (Chief Executive Officer)	—	717	147	864
LIU Aili[5]	—	662	141	803
XUE Taohai[6]	—	646	143	789
SHA Yuejia[3]	—	662	141	803

	—	3,185	694	3,879

Independent non-executive directors (Expressed in Hong Kong dollar)

LO Ka Shui****	130	—	—	130
WONG Kwong Shing, Frank*	470	—	—	470
CHENG Mo Chi, Moses	452	—	—	452
CHOW Man Yiu, Paul	405	—	—	405

	1,457	—	—	1,457

[1]	Mr. YANG Jie has been appointed as an executive director and the chairman of the Company with effect from March 21, 2019.

[2]	Mr. SHANG Bing has resigned from his positions as an executive director and the chairman of the Company with effect from March 4, 2019.

[3]	Mr. SHA Yuejia resigned from his position as executive director of the Company with effect from May 17, 2018.

[4]	Mr. DONG Xin was appointed as an executive director of the Company with effect from March 23, 2017.

[5]	Mr. LIU Aili resigned from his position as executive director of the Company with effect from September 29, 2017.

[6]	Mr. XUE Taohai resigned from the position as executive director of the Company with effect from March 23, 2017.

*	Mr. Frank WONG Kwong Shing resigned from the role of independent non-executive director of the Company with effect from May 17, 2018.
**	Mr. Stephen YIU Kin Wah was appointed as an independent non-executive director of the Company with effect from March 23, 2017.

***	Dr. YANG Qiang has been appointed as an independent non-executive director and a member of the audit committee of the Company with effect from May 17, 2018.

****	Mr. LO Ka Shui resigned from the position as independent non-executive director of the Company with effect from May 26, 2016.

In 2016, 2017 and 2018, executive directors of the Company voluntarily waived their directors’ fees.

The unpaid portion of executive directors’ performance related bonuses for 2018 will be determined based on the evaluation conducted in 2019, and the additional bonuses related to their term of service will be determined based on the evaluation conducted upon the completion of three-year evaluation period. Directors’ remuneration paid during 2018 included directors’ performance related bonuses and additional bonuses related to their term of service for previous years.